Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income (Loss) [Abstract]
Net income	$ 990	$ 773	$ 360
Cash flow hedging instruments:
Change in unrealized gains and losses	(76)	(93)	(15)
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	(37)	148	(1)
Other comprehensive gain (loss)	(113)	55	(16)
Comprehensive income	$ 877	$ 828	$ 344